Investment Securities Available-for-sale and held-to-maturity securities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Available-for-sale
Amortized Cost	$ 19,859	$ 41,603
Gross Unrealized Gains	816	1,396
Gross Unrealized Losses	(45)	(45)
Fair Value	20,630	42,954
Total debt securities available-for-sale, Fair Value	19,660
Held-to-maturity
Amortized Cost	5,496	4,000
Fair Value	5,500	4,000
US Government-sponsored enterprises [Member]
Available-for-sale
Amortized Cost	4,500	17,456
Gross Unrealized Gains	22	99
Gross Unrealized Losses	(3)	(18)
Total debt securities available-for-sale, Fair Value	4,519	17,537
Held-to-maturity
Amortized Cost	5,496	4,000
Gross Unrealized Gains	3	1
Gross Unrealized Losses	(22)	(3)
Fair Value	5,477	3,998
Agency mortgage-backed [Member]
Available-for-sale
Amortized Cost	1,343	3,326
Gross Unrealized Gains	36	61
Gross Unrealized Losses	0	(1)
Total debt securities available-for-sale, Fair Value	1,379	3,386
State and political subdivisions [Member]
Available-for-sale
Amortized Cost	9,803	11,813
Gross Unrealized Gains	664	1,018
Gross Unrealized Losses	(5)	(1)
Total debt securities available-for-sale, Fair Value	10,462	12,830
Corporate [Member]
Available-for-sale
Amortized Cost	3,294	8,127
Gross Unrealized Gains	28	179
Gross Unrealized Losses	(22)	(13)
Total debt securities available-for-sale, Fair Value	3,300	8,293
Total debt securities [Member]
Available-for-sale
Amortized Cost	18,940	40,722
Gross Unrealized Gains	750	1,357
Gross Unrealized Losses	(30)	(33)
Total debt securities available-for-sale, Fair Value	19,660	42,046
Marketable equity securities [Member]
Available-for-sale
Marketable equity securities, Amortized Cost	746	746
Gross Unrealized Gains	66	39
Gross Unrealized Losses	(15)	(12)
Marketable equity securities, Fair Value	797	773
Mutual funds [Member]
Available-for-sale
Mutual funds, Amortized Cost	173	135
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Mutual funds, Fair Value	$ 173	$ 135